Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of restricted cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents and restricted cash
	As of December 31,
	2021	2020
Cash on hand	$349,846	$392,803
Cash in bank	12,378,937	8,021,241
Subtotal	12,728,783	8,414,044
Restricted cash	3,125,028	1,715,866
Cash, cash equivalents, and restricted cash	$15,853,811	$10,129,910